Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014 store
Number of Branches	15
Number of wholly-owned subsidiaries	9
Number of wholly-owned statutory trust subsidiaries	2
Percentage of guaranteed by SBA	90.00%
Minimum [Member]
Value for real estate appraisal for OREO or substance foreclosure	100,000
Discount rate used to determine fair value	6.00%
Maximum [Member]
Discount rate used to determine fair value	10.00%